Accounts Payable and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued trade payables	$ 559.6	$ 618.0
Accrued compensation	82.3	106.1
Accrued excise and other non-income related taxes	201.6	215.0
Accrued interest	21.3	27.9
Accrued selling and marketing costs	100.3	126.6
Container liability	70.2	82.5
Other(1)	149.1	128.9
Accounts payable and other current liabilities	$ 1,184.4	$ 1,305.0